Income Tax Expenses - Movement of Valuation Allowance (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	¥ 706,751	¥ 632,378
Additions	39,861	74,373
Balance at end of the year	¥ 746,612	¥ 706,751